OTHER LIABILITIES - OTHER	12 Months Ended
Dec. 31, 2015
OTHER LIABILITIES - OTHER	NOTE 20. OTHER LIABILITIES - OTHER Other liabilities consist of the following:

	December 31
(in US$ thousands)	2014	2015
Deferred tax liabilities (Note 24)	$1,928	$1,712
Other	10	10

	$1,938	$1,722